Acquisitions Narrative (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Apr. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) Business	Dec. 31, 2015 USD ($) Business	Dec. 31, 2014 USD ($) Business
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired	$ 0.0	$ 12.8	$ 190.1	$ 37.1	$ 289.0
Goodwill			$ 113.2	$ 21.2
Acquisitions, 2016 [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Business			3
Payments to acquire businesses, net of cash acquired			$ 190.0
Revenue of prior fiscal year			47.0
Goodwill			$ 113.0
Acquisitions, 2015 [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Business				2
Payments to acquire businesses, net of cash acquired				$ 37.0
Revenue of prior fiscal year				18.0
Goodwill				$ 21.0
Acquisitions, 2014 [Member]
Business Acquisition [Line Items]
Number of businesses acquired | Business					6
Payments to acquire businesses, net of cash acquired					$ 289.0
Revenue of prior fiscal year					133.0
Goodwill					$ 151.0